Income Taxes - Canadian operating tax losses and tax credits expiry dates (Details) - Canada - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Canadian Operating Tax Losses And Tax Credits [Line Items]
Tax losses - gross	$ 370,207	$ 324,965
Tax benefit at tax rate of 26% - 27%	100,300	88,408
Set-off against deferred tax liabilities	(13,805)	(18,489)
Total tax loss assets not recognized	86,495	69,919
Tax credits	1,127	1,126
Total tax credit assets not recognized	$ 1,127	$ 1,126
Top of Range
Disclosure of Canadian Operating Tax Losses And Tax Credits [Line Items]
Percentage of tax benefit	27.00%
Bottom of Range
Disclosure of Canadian Operating Tax Losses And Tax Credits [Line Items]
Percentage of tax benefit	26.00%